Income Tax - Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Deferred tax assets
Net operating loss carrying forwards	¥ 9,458,883		¥ 10,523,266
Allowance against doubtful accounts	3,651,904		3,578,914
Operating lease liabilities	4,980,865		4,517,779
Total deferred tax assets	18,091,652		18,619,959
Net off against deferred tax liabilities	(8,738,103)		(8,196,650)
Less: Valuation allowance	(9,310,357)		(10,366,052)	¥ (7,046,758)
Total Deferred tax assets, net	43,192		57,257
Deferred tax liabilities
Operating lease right of use assets	5,017,049		4,498,450
GAAP difference - unbilled revenue	7,482,054		6,382,018
Total deferred tax liabilities	12,499,103		10,880,468
Net off against deferred tax assets	(8,738,103)		(8,196,650)
Deferred tax liabilities, net	¥ 3,761,000	$ 515,255	¥ 2,683,818